ROYALTY AGREEMENT (Details) - Cyprus NMC	12 Months Ended
	Dec. 31, 2018 USD ($) $ / T	Jan. 31, 2018 USD ($) $ / T	Dec. 31, 2017 USD ($) $ / T	Dec. 31, 2016 USD ($) $ / T
ROYALTY AGREEMENT
Adjusted threshold price (in dollars per ton)			54.74	53.80
Adjusted threshold price subject to adjustment (in dollars per ton)	55.74
Maximum
ROYALTY AGREEMENT
Period for payments of overriding royalties on product shipments		30 days
Minimum
ROYALTY AGREEMENT
Adjusted threshold price (in dollars per ton)		30
Advance royalty threshold | $		$ 500,000	$ 912,725	$ 897,008
Advance royalty threshold, next calendar year | $	$ 929,320